Business Combinations (Details 1) - Emerald Health Naturals [Member]	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Current assets	$ 260,899
Non-current assets	8,721,861
Current liabilities	(208,817)
Non-current liabilities	(534,464)
Revenues for the year ended December 31, 2019	212,798
Net loss for the year ended December 31, 2019	$ (1,562,521)